Capital Stock - Fair value the stock options granted and assumptions as of grant date (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) Y	Dec. 31, 2022 $ / shares	Dec. 31, 2021 USD ($) Y	Dec. 31, 2021 $ / shares	Dec. 31, 2020 USD ($)
Disclosure of classes of share capital [line items]
Gain on revaluation of share options | $	$ 1,511,399
Gain on revaluation of RSUs (note 11) | $	$ 550,260		$ 242,595
Omnibus Equity Incentive Plan
Disclosure of classes of share capital [line items]
Option life (years) | Y			10.0
Omnibus Equity Incentive Plan | Minimum
Disclosure of classes of share capital [line items]
Fair value		$ 0.20		$ 2.30
Share price		0.34		2.80
Exercise price		0.45		8.84
Expected volatility	62.50%		81.60%
Option life (years) | Y	5.5
Risk-free interest rate (based on government bonds)	2.90%		1.38%
Omnibus Equity Incentive Plan | Maximum
Disclosure of classes of share capital [line items]
Fair value		0.81		7.29
Share price		1.32		8.93
Exercise price		1.35		8.93
Expected volatility	72.30%		82.70%
Option life (years) | Y	6.5
Risk-free interest rate (based on government bonds)	3.16%		1.43%
Restricted Share Units | Omnibus Equity Incentive Plan | Minimum
Disclosure of classes of share capital [line items]
Fair value		0.35
Share price		0.35
Fair value				2.75
Share price				2.75
Restricted Share Units | Omnibus Equity Incentive Plan | Maximum
Disclosure of classes of share capital [line items]
Fair value		1.32
Share price		1.32
Fair value				8.93
Share price				8.93
Cash settled shares based payments | Omnibus Equity Incentive Plan
Disclosure of classes of share capital [line items]
Expected dividends	0.00%		0.00%
Fair value		0.36		3.11
Share price		0.36		$ 3.11
Gain on revaluation of RSUs (note 11) | $	$ 550,260		$ 0		$ 0
Performance Share Units [Member] | Omnibus Equity Incentive Plan
Disclosure of classes of share capital [line items]
Fair value		1.32
Share price		$ 1.32